SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS
Authorized share capital:

(in thousands of $, except per share amount)	2023	2022
300 million common shares of $0.05 par value	15,000	15,000

As of June 30, 2023, 199,503,293 common shares were outstanding (December 31, 2022: 200,485,621 common shares), each with a par value of $0.05. As of June 30, 2023, we hold 1,687,328 treasury shares. As of December 31, 2022, we held 705,000 treasury shares.

On October 4, 2022, the Board of Directors authorized a share buy-back program of maximum $100.0 million to purchase up to an aggregate of 10,000,000 of the Company's common shares for a period up to 12 months, commencing October 4, 2022. The maximum amount to be paid per share is $10.0, or equivalent in NOK for shares acquired at Oslo Stock Exchange. The share buy-backs will be carried out by way of repurchases in the market, both on the Oslo Stock Exchange and on the NASDAQ Global Select Market. The Company will report buy-backs carried out continuously and in accordance with the disclosure requirements of the Oslo Stock Exchange. The Company is not obligated under the terms of the program to repurchase any of its common shares. The timing and amount of any repurchase will depend on alternative uses of capital, legal requirements, market conditions, stock price, and other factors, at the discretion of the Board of Directors.

During the six months ended June 30, 2023, the Company acquired an aggregate of 982,328 shares in open market transactions on the Oslo Stock Exchange and the NASDAQ Global Select Market at a weighted average price of approximately $7.58 under its share buy-back program. The shares were acquired at an aggregate purchase price of $7.5 million. As of June 30, 2023, there was 8.6 million of the Company's common shares yet to be repurchased under the plan.
In the six months ended June 30, 2022, several holders of share options granted in 2020 exercised options to acquire a total number of 450,000 shares in the Company. We settled the applicable options using the equal amount of treasury shares and recorded a loss of $1.7 million in the equity statement.In the six months ended June 30, 2023, we paid an aggregate of $60.1 million in dividends to our shareholders, or $0.30 per share (six months ended June 30, 2022, $280.8 million, or $1.40 per share). We have recorded the 2023 distributions as a reduction of Accumulated earnings. We have recorded a first quarter of 2022 dividend distribution of $180.4 million as a reduction of contributed surplus account since Accumulated earnings (deficit) were not sufficient. Dividend distribution of $100.4 million paid in the second quarter of 2022 was applied to Accumulated earnings (deficit) account.